DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Offsetting Assets [Line Items]
Schedule of changes in the fair values of the derivative financial instruments

	For the Three months Ended
	September 30, 2023	September 30, 2022
Embedded derivatives	$(18,046)	$—
Loss on issuance of derivative	(13,513)	—
Total gain (loss)	$(31,559)	$—

	For the Nine months Ended
	September 30, 2023	September 30, 2022
Embedded derivatives	$84,564	$—
Loss on issuance of derivative	(100,371)	—
Total gain (loss)	$(15,807)	$—

Schedule of embedded derivatives

	Inception Date	September 30, 2023
Quoted market price on valuation date	$0.3338	$0.3338
Effective contractual conversion rates	$0.1690	$0.1680
Contractual term to maturity	1 year	0.98 years
Market volatility:
Volatility	143.96%-730.38%	123.27%-733.78%
Risk-adjusted interest rate	8.48%	8.44%

Schedule of fair value assumptions

	Nine months Ended September 30, 2023	Year Ended December 31, 2022
Balances at beginning of period	$—	$3,116,734
Issuances:
Embedded derivatives	250,371	396,013
Conversions	(49,248)	(3,512,747)
Changes in fair value inputs and assumptions reflected in income	(84,564)	—
Balances at end of period	$116,559	$—

Embedded Derivative Financial Instruments [Member]
Offsetting Assets [Line Items]
Schedule of derivative liabilities

	September 30, 2023
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	533,622	$116,559
Total	533,622	$116,559